LOSS ON DISPOSAL OF A SUBSIDIARY (Tables)	6 Months Ended
Jun. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF LOSS ON DISPOSAL OF A SUBSIDIARY
Financial position of Zhengxinhui	June 28, 2021, date of disposal
Current assets	$3
Non current assets	$42,653
Net assets	$42,656
Cash consideration	$310
Loss on disposal	$42,346